STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
STOCK BASED COMPENSATION [Abstract]
Schedule of Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2012	8,773,500	$0.25 - $1.75	$1.13

Granted	560,000	$0.84 - $1.16	$0.96
Expired	(1,971,650)	$0.73 - $1.25	$1.02
Forfeited	(120,000)	$0.93 - $1.03	$0.99
Exercised	(95,850)	$0.345 - $1.25	$0.76

Outstanding, December 31, 2013	7,146,000	$0.25 - $1.75	$1.16

Granted	5,257,600	$0.72 - $1.25	$1.07
Expired	(10,000)	$1.25	$1.25
Forfeited	(125,000)	$0.92 - $1.03	$0.93
Exercised	(449,000)	$0.25 - $0.345	$0.34

Outstanding, December 31, 2014	11,819,600	$0.63 - $1.75	$1.15

Exercisable, December 31, 2014	11,267,723	$0.63 - $1.75	$1.16

Schedule of Non-Qualified Stock Options and Warrants Outstanding, by Exercise Price Range

Non-Qualified Stock Options and Warrants Outstanding
Range of Exercise Prices	Number Outstanding Currently Exercisable at December 31, 2014	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price of Options and Warrants Currently Exercisable

$0.63 - $1.75	11,267,723	3.58 Years	$1.16